Financial risk management (Tables)	12 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [line items]
Summary of Financial Assets and Liabilities by Class

The financial assets and liabilities are presented by class in the table below at their carrying amounts.

	IFRS 13
	Fair value
	hierarchy	IFRS 9	2026	2025
	Level[1]	Classification	US$M	US$M
Current cross currency and interest rate swaps[2]	2	Fair value through profit or loss	12	13
Current other derivative contracts[3]	2,3	Fair value through profit or loss	450	275
Current other financial assets[4]	3	Fair value through profit or loss	91	–
Current other financial assets[5]		Amortised cost	49	236
Current other investments[6]	1,2	Fair value through profit or loss	17	37
Non-current cross currency and interest rate swaps[2]	2	Fair value through profit or loss	227	448
Non-current other derivative contracts[3]	2,3	Fair value through profit or loss	182	158
Non-current other financial assets[4]	3	Fair value through profit or loss	162	122
Non-current other financial assets[5,7]		Amortised cost	166	191
Non-current investment in shares	1,3	Fair value through other comprehensive income	103	64
Non-current other investments[6]	1,2	Fair value through profit or loss	71	139
Total other financial assets			1,530	1,683
Cash and cash equivalents		Amortised cost	18,532	11,894
Trade and other receivables[8]		Amortised cost	1,143	1,195
Provisionally priced trade receivables	2	Fair value through profit or loss	3,429	2,581
Total financial assets			24,634	17,353
Non-financial assets			96,753	91,437
Total assets			121,387	108,790

Current other derivative contracts	2	Fair value through profit or loss	26	130
Current other financial liabilities[9]		Amortised cost	291	84
Non-current cross currency and interest rate swaps[2]	2	Fair value through profit or loss	1,306	1,056
Non-current other financial liabilities[9]		Amortised cost	4,300	308
Total other financial liabilities			5,923	1,578
Trade and other payables[10]		Amortised cost	6,817	6,087
Provisionally priced trade payables	2	Fair value through profit or loss	722	493
Bank overdrafts and short-term borrowings[11]		Amortised cost	–	1
Bank loans[11]		Amortised cost	4,534	3,731
Notes and debentures[11]		Amortised cost	18,945	17,653
Lease liabilities[12]			3,496	2,953
Other[11]		Amortised cost	146	158
Total financial liabilities			40,583	32,654
Non-financial liabilities			24,483	23,918
Total liabilities			65,066	56,572

1.
All of the Group’s financial assets and financial liabilities recognised at fair value were valued using market observable inputs categorised as Level 2 unless specified otherwise in the following footnotes.
2.
Cross currency and interest rate swaps are valued using market data including interest rate curves and foreign exchange rates. A discounted cash flow approach is used to derive the fair value of cross currency and interest rate swaps at the reporting date.
3.
Includes net other derivative assets of US$49 million related to power purchase contract agreements that are categorised as Level 3 (2025: US$37 million).
4.
Includes receivables contingent on future realised coal price of US$67 million in relation to the divestment of the Blackwater and Daunia mines (2025: US$122 million), receivables contingent on the outcome of future events relating to mining and regulatory approvals of US$131 million (2025: US$ nil) and restoration and reclamation trusts which are restricted and not available for general use by the Group of US$55 million (2025: US$ nil).
5.
Includes deferred consideration of US$48 million in relation to the divestment of the Blackwater and Daunia mines (2025: US$280 million).
6.
Includes investments held by BHP Foundation which are restricted and not available for general use by the Group of US$62 million (2025: US$176 million) of which other investments (mainly US Treasury Notes) of US$37 million is categorised as Level 1 (2025: US$105 million).
7.
Includes Senior notes of US$156 million (2025: US$147 million) relating to Samarco with a maturity date of 30 June 2031. Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.
8.
Excludes input taxes of US$518 million (2025: US$477 million) included in other receivables.
9.
Includes the liability associated with the Antamina silver streaming agreement with Wheaton Precious Metals International Ltd of US$4,273 million (2025: US$ nil) and the settlement liability in relation to the cancellation of power contracts at the Group’s Escondida operations of US$308 million (2025: US$378 million).
10.
Excludes input taxes of US$88 million (2025: US$90 million) included in other payables.
11.
All interest bearing liabilities, excluding lease liabilities, are unsecured.
12.
Lease liabilities are measured in accordance with IFRS 16/AASB 16 ‘Leases’.

Summary of Carrying Amounts of Group's Notes and Debentures by Currency and Derivatives Which Hedge

			Fair value of derivatives
2026	Carrying amount of hedged loans, notes and	De- designated	Foreign exchange notional at spot	Interest rate	Recognised in cash flow hedging	Recognised in cost of hedging	Recognised in the income	Accrued and other cash		Hedged value of loans, notes and
US$M	debentures	hedges[1]	rates	risk	reserve	reserve	statement[2]	flows	Total	debentures[3]
	A	B	C	D	E	F	G	H	C to H	A + B + C + D
USD	14,945	47	–	597	–	–	(56)	(73)	468	15,589
GBP	1,000	37	298	277	20	4	(78)	35	556	1,612
EUR	3,997	68	229	85	88	12	(95)	(276)	43	4,379
Total	19,942	152	527	959	108	16	(229)	(314)	1,067	21,580

			Fair value of derivatives
2025	Carrying amount of hedged loans, notes and	De- designated	Foreign exchange notional at spot	Interest rate	Recognised in cash flow hedging	Recognised in cost of hedging	Recognised in the income	Accrued and other cash		Hedged value of loans, notes and
US$M	debentures	hedges[1]	rates	risk	reserve	reserve	statement[2]	flows	Total	debentures[3]
	A	B	C	D	E	F	G	H	C to H	A + B + C + D
USD	15,120	49	–	249	–	–	(19)	(51)	179	15,418
GBP	1,062	40	251	258	(19)	5	(64)	37	468	1,611
EUR	2,481	97	122	50	41	(11)	(51)	(203)	(52)	2,750
Total	18,663	186	373	557	22	(6)	(134)	(217)	595	19,779

1.
Includes accumulated fair value adjustments on de-designated hedges which are amortised to the income statement over the period to the hedged item’s maturity.
2.
Predominantly related to ineffectiveness.
3.
Includes US$200 million (2025: US$525 million) of fixed rate debt not swapped to floating rate that is not in a hedging relationship.

Summary of Reconciliation of Components of Equity and Analysis of Movements in Reserves for all Hedges

The following table shows a reconciliation of the components of equity and an analysis of the movements in reserves for all hedges. For a description of these reserves, refer to note 18 'Other equity'.

2026	Cash flow hedging reserve			Cost of hedging reserve			Total
US$M	Gross	Tax	Net	Gross	Tax	Net
At the beginning of the financial year	(22)	6	(16)	6	(2)	4	(12)
Add: Change in fair value of hedging instrument recognised in OCI	(215)	65	(150)	(22)	7	(15)	(165)
Less: Reclassified from reserves to financial expenses – recognised through OCI	129	(39)	90	–	–	–	90
At the end of the financial year	(108)	32	(76)	(16)	5	(11)	(87)

2025	Cash flow hedging reserve			Cost of hedging reserve			Total
US$M	Gross	Tax	Net	Gross	Tax	Net
At the beginning of the financial year	40	(13)	27	(10)	3	(7)	20
Add: Change in fair value of hedging instrument recognised in OCI	330	(99)	231	16	(5)	11	242
Less: Reclassified from reserves to financial expenses – recognised through OCI	(392)	118	(274)	–	–	–	(274)
At the end of the financial year	(22)	6	(16)	6	(2)	4	(12)

Summary of Movement of Interest Bearing Liabilities and Related Derivatives

The movement in the year in the Group’s interest bearing liabilities and related derivatives are as follows:

	Interest bearing liabilities					Derivatives (assets)/ liabilities
2026	Bank	Notes and	Lease	Bank overdraft and short-term		Cross currency and interest
US$M	loans	debentures	liabilities	borrowings	Other	rate swaps	Total
At the beginning of the financial year	3,731	17,653	2,953	1	158	595
Proceeds from interest bearing liabilities	850	3,107	–	–	–	–	3,957
Settlements of debt related instruments	–	–	–	–	–	(22)	(22)
Repayment of interest bearing liabilities	(40)	(1,323)	(977)	–	(23)	–	(2,363)
Change from Net financing cash flows	810	1,784	(977)	–	(23)	(22)	1,572
Other movements:
Interest rate impacts	(13)	(354)	–	–	–	317
Foreign exchange impacts	3	(154)	71	–	(1)	154
Lease additions	–	–	1,111	–	–	–
Remeasurement of index-linked freight contracts	–	–	340	–	–	–
Other interest bearing liabilities/ derivative related changes	3	16	(2)	(1)	12	23
At the end of the financial year	4,534	18,945	3,496	–	146	1,067

	Interest bearing liabilities					Derivatives (assets)/ liabilities
2025	Bank	Notes and	Lease	Bank overdraft and short-term		Cross currency and interest
US$M	loans	debentures	liabilities	borrowings	Other	rate swaps	Total
At the beginning of the financial year	2,610	14,932	3,116	3	57	1,395
Proceeds from interest bearing liabilities	1,150	2,979	–	–	–	–	4,129
Settlements of debt related instruments	–	–	–	–	–	(147)	(147)
Repayment of interest bearing liabilities	(40)	(894)	(712)	–	(29)	–	(1,675)
Change from Net financing cash flows	1,110	2,085	(712)	–	(29)	(147)	2,307
Other movements:
Interest rate impacts	11	252	–	–	–	(265)
Foreign exchange impacts	7	369	(13)	–	–	(369)
Lease additions	–	–	870	–	–	–
Remeasurement of index-linked freight contracts	–	–	(297)	–	–	–
Other interest bearing liabilities/ derivative related changes	(7)	15	(11)	(2)	130	(19)
At the end of the financial year	3,731	17,653	2,953	1	158	595

Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Summary of foreign currency risk arising from financial assets and liabilities, which are denominated in currencies other than the US dollar

The following table shows the carrying values of financial assets and liabilities at the end of the reporting period denominated in currencies other than the US dollar that are exposed to foreign currency risk:

Net financial (liabilities)/assets - by currency of denomination	2026	2025
	US$M	US$M
AUD	(4,372)	(4,181)
CLP	(908)	(924)
CAD	(410)	(361)
EUR	(96)	(89)
GBP	13	(28)
BRL	320	337
Other	192	123
Total	(5,261)	(5,123)